ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Disclosure of accounts and other receivables [Table Text Block]
	March 31,	March 31,
	2022	2021
	$	$

Trade receivables	314,375	-
HST recoverable	341,789	119,349
	656,164	119,349